SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

AXA announced on May 10, 2017 that it intended to sell a minority stake in the Company in an initial public offering. These financial statements were prepared in connection with the proposed transaction. The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation. The financial statements were prepared on a consolidated basis as operations have been under the common control of AXA.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

On April 24, 2018, the Company filed a Certificate of Amendment to amend its Certificate of Incorporation, authorizing the issuance of 2,000,000,000 shares of common stock, par value $0.01 per share, and effecting a 459.4752645-for-1 common stock split, resulting in 561,000,000 shares of common stock issued and outstanding. Prior to the Company’s initial public offering, all 561,000,000 shares of the Company’s common stock are held by AXA S.A. The accompanying Consolidated Financial Statements and Notes to the Consolidated Financial Statements give retroactive effect to the stock split for all periods presented.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2017,” “2016” and “2015” refer to the years ended December 31, 2017, 2016 and 2015, respectively.

Adoption of New Accounting Pronouncements and Future Adoption of New Accounting Pronouncements

Adoption of New Accounting Pronouncements

Standard	Description	Effect on the Financial Statement or Other Significant Matters
ASU 2014-09 Revenue from Contracts with Customers (Topic 606)	This ASU contains new guidance that clarifies the principles for recognizing revenue arising from contracts with customers and develops a common revenue standard for U.S. GAAP and IFRS.

On January 1, 2018, the Company adopted the new revenue recognition guidance on a modified retrospective basis. Adoption did not change the amounts or timing of the Company’s revenue recognition for base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. Some performance-based fees and carried-interest distributions that were recognized prior to adoption when no risk of reversal remained, in certain instances may now be recognized earlier if it is probable that significant reversal will not occur.

On January 1, 2018, the Company recognized a cumulative effect adjustment, net of tax, to increase opening equity attributable to Holdings and the noncontrolling interest by approximately $13 million and $19 million, respectively, reflecting the impact of carried-interest distributions previously received by AB of approximately $78 million, net of revenue sharing payments to investment team members of approximately $43 million, for which it is probable that significant reversal will not occur and for which incremental tax is provided at Holdings.

ASU 2016-01 Financial Instruments - Overall (Subtopic 825-10)

This ASU provides new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. The FASB also clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on AFS debt securities. The new guidance requires equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI.

On January 1, 2018, the Company adopted the new recognition requirements on a modified retrospective basis for changes in the fair value of AFS equity securities, resulting in no material reclassification adjustment from AOCI to opening retained earnings for the net unrealized gains, net of tax, related to approximately $46 million common stock securities and eliminated their designation as AFS equity securities. The Company does not currently report any of its financial liabilities under the fair value option.
ASU 2016-15 Statement of Cash Flows (Topic 230 )

This ASU provides new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance requires application of a retrospective transition method.

Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-07 Compensation - Retirement Benefits (Topic 715)	This ASU provides new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires retrospective disaggregation of the service cost component from the other components of net benefit costs on the income statement.	On January 1, 2018, the Company adopted the change in the income statement presentation utilizing the practical expedient for determining the historical components of net benefit costs, resulting in no material impact to the consolidated financial statements. In addition, no changes to the Company’s capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
ASU 2017-09 Compensation - Stock Compensation (Topic 718)	This ASU provides clarity and reduces both 1) diversity in practice and 2) cost and complexity when applying guidance in Topic 718, Compensation - Stock Compensation, to a change to the terms or conditions of a share-based payment award.	Adoption of this amendment on January 1, 2018 did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Standard	Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20)

This ASU improves the effectiveness of disclosures related to defined benefit plans in the notes to the financial statements. Amendments in ASU 2018-14 remove disclosures that are no longer considered cost beneficial, clarify the specific requirements of disclosures, and add new, relevant disclosure requirements.

		Effective for fiscal years ending after December 15, 2020, for public business entities. Early adoption is permitted. Amendments should be applied on a retrospective basis to all periods presented.	Management currently is evaluating the impact of the guidance on the Company’s financial statement disclosures but has concluded that this guidance will not impact the Company’s consolidated financial position or results of operations.
ASU 2018-13 Fair Value Measurement (Topic 820)	This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal of certain disclosure requirements, modification of certain disclosures, and the addition of new requirements.

Effective for fiscal years beginning after December 15, 2019, for public business entities. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional requirements delayed until their effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.

Management currently is evaluating the impact of the guidance on the Company’s financial statement disclosures but has concluded that this guidance will not impact the Company’s consolidated financial position or results of operations.
ASU 2018-12 Financial Services - Insurance (Topic 944)

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

– Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

– Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

– Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs

Effective date for public business entities for fiscal years and interim periods with those fiscal years, beginning after December 31, 2020. Early adoption is permitted.

– For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred acquisition costs.

– For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

– For deferred acquisition costs, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying

Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on our consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

– Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, separate account liabilities and deferred acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.
ASU 2018-07 Compensation - Stock Compensation (Topic 718)	This ASU contains new guidance that largely aligns the accounting for share-based payment awards issued to employees and non-employees.	Effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods, with early adoption permitted.

The Company has granted share-based payment awards only to employees as defined by accounting guidance and does not expect this guidance will have a material impact on its consolidated financial statements.

ASU 2018-02 Income Statement - Reporting Comprehensive Income	This ASU contains new guidance that permits, but does not require, entities to reclassify to retained earnings tax effects “stranded” in AOCI	Effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. Election can be made either to apply the	Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company’s consolidated financial statements.

resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the “Tax Reform Act”) on December 22, 2017. If elected, these stranded tax effects for all items must be reclassified in AOCI, including, but not limited to, AFS securities and employee benefits.

new guidance retrospectively to each period in which the effect of the Tax Reform Act is recognized or in the period of adoption.
ASU 2017-12 Derivatives and Hedging (Topic 815)

The amendments in this ASU better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.

		Effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption.	Management does not expect this guidance will have a material impact on the Company’s consolidated financial statements.
ASU 2017-08 Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20)

This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.

		Effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted and is to be applied on a modified retrospective basis.	Management does not expect this guidance will have a material impact on the Company’s consolidated financial statements.
ASU 2016-13 Financial Instruments - Credit Losses (Topic 326)	This ASU contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination.	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, for public business entities. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect	Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.
adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.
ASU 2016-02 Leases (Topic 842)	This ASU contains revised guidance to lease accounting that will require lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	Effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, for public business entities. Early application is permitted. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes optional practical expedients that entities may elect to apply.	The Company expects to adopt ASU 2016-02, as well as other related clarifications and interpretive guidance issued by the FASB, when it becomes effective on January 1, 2019. The Company identified its significant existing leases, which primarily include real estate leases for office space, that will be impacted by the new guidance. The Company expects to implement new accounting processes and internal controls to meet the requirements for financial reporting and disclosures of its leases. The Company expects these evaluation and implementation activities will continue throughout 2018 prior to the effective date of adoption on January 1, 2019. The Company plans to elect the optional modified retrospective transition method to apply the provisions of the new standard, which will result in a cumulative-effect adjustment to opening retained earnings in the period of adoption. Under this transition method, the Company would not recast prior financial statements.

Adoption of New Accounting Pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit’s carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit’s goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. As a result, the Company reduced the carrying value of its goodwill and increased other operating costs and expenses by $369 million as reflected in the December 31, 2017 consolidated financial statements.

In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in AOCI to be realized in earnings at the date an AFS security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements, including income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company’s reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

In August 2014, the FASB issued new guidance which requires management to evaluate whether there is “substantial doubt” about the reporting entity’s ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance beginning with the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects “stranded” in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company’s consolidated financial statements.

In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity’s risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in “income from operations,” and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a “practical expedient” to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company’s financial condition or results of operations.

In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale (“AFS”) debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company’s equity investments include approximately $190 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company’s investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company’s financial condition or results of operations.

In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard’s core principle is that revenue should be recognized when “control” of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company’s analysis largely emerge from its investment in AllianceBernstein, as reported in the Company’s Investment Management and Research segment, but also result from the Company’s indirect wholly-owned subsidiaries, namely FMG as well as retail and wholesale broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company’s future financial statements will include additional disclosures as required by the new revenue recognition guidance.

Closed Block

Closed Block

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s general account (the “General Account”), any of its separate accounts (the “Separate Accounts”) or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs (“DAC”), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Investments

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances.

Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017, 2016, and 2015, the carrying value of COLI was $918 million, $889 million and $891 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value. Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

Derivatives

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps, and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within “Other invested assets” or as liabilities within “Other liabilities.” The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in “Net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as “Net investment income” and the associated borrowing cost is reported as “Interest expense.” The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Commercial and Agricultural Mortgage Loans On Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio – Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio – Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy – Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations – The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity – Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues – Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) – A history of delinquent payments may be a cause for concern.

•	Property condition – Significant deferred maintenance observed during the lenders annual site inspections.

•	Other – Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million, $34 million and $72 million, respectively.

Troubled Debt Restructurings

Troubled Debt Restructuring

When a loan modification is determined to be a troubled debt restructuring (“TDR”), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value Of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

Recognition of Insurance Income and Related Expenses

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, separate account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management’s current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average separate account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average separate account fees) and 0.0% ((2.3)% net of product weighted average separate account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over seven years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Policyholder Bonus Interest Credits

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders' Account Balances and Future Policy Benefits

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“NLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years.

Embedded and Freestanding Insurance Derivatives

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Policyholders' Dividend

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Separate Account

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $17,042 million, $8,275 million and $(1,160) million, respectively.

Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

Recognition of Investment Management and Service Fees and Related Expenses

Recognition of Investment Management and Service Fees and Related Expenses

Investment Management and Research

Investment management and service fees principally include the Investment Management and Research segment’s investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points (“BPs”), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract’s measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC (“SCB LLC”) and Sanford C. Bernstein Limited (“SCBL”) for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge (“back-end load shares”) are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions (“CDSC”) received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

Retirement and Protection

Retirement and Protection

Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC (“AXA Equitable FMG”) from providing investment management and administrative services to AXA Premier VIP Trust (“VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). AXA Equitable FMG’s administrative services include, among others, fund accounting and compliance services.

AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

AXA Equitable FMG’s fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

Broker-Dealer Revenues

Broker-Dealer Revenues

AXA Advisors and certain of the Company’s other subsidiaries provide investment management, brokerage, and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill recorded by the Company represents the excess of purchase price over the estimated fair value of identifiable net assets of companies acquired in a business combination and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. (“Bernstein Acquisition”) and the purchase of units of the limited partnership interest in ABLP (“AB Units”). The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment.

Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit’s goodwill.

The Company’s intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Income Taxes

Income Taxes

The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

ABLP is a private partnership for federal income tax purposes and, accordingly, is not subject to federal and state corporate income taxes. However, ABLP is subject to a 4.0% New York City unincorporated business tax (“UBT”). AB Holding is subject to a 3.5% federal tax on partnership gross income from the active conduct of a trade or business. Domestic corporate subsidiaries of AB are subject to federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 (“SAB 118”), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

Accounting and Consolidation of VIEs

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

At September 30, 2018, the Company held approximately $1.2 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $166.1 billion, and the Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.2 billion at September 30, 2018. Except for approximately $783 million of unfunded commitments at September 30, 2018, the Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

At September 30, 2018, the Company consolidated one real estate joint venture for which it was identified as primary beneficiary under the VIE model. The consolidated entity is jointly owned by AXA Equitable Life Insurance Company (“AXA Equitable Life”) and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheet at September 30, 2018, are total assets of $37 million related to this VIE, primarily resulting from the consolidated presentation of $37 million of real estate held for production of income. In addition, real estate held for production of income reflects $17 million as related to two non-consolidated joint ventures at September 30, 2018.

Included in the Company’s consolidated balance sheet at September 30, 2018 are assets of $202 million, liabilities of $6 million and redeemable non-controlling interest of $80 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company’s consolidated balance sheet at September 30, 2018 are assets of $121 million, liabilities of $3 million and redeemable non-controlling interest of $21 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company’s consolidated balance sheet at September 30, 2018; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate.

As of September 30, 2018, the net assets of AB-sponsored investment products that are non-consolidated VIEs are approximately $58.2 billion, and the Company’s maximum risk of loss is its investment of $6 million in these VIEs and its advisory fee receivables from these VIEs, which are not material.

Assumption Updates and Model Changes

In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets. As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $24 million, decreased Policyholders’ benefits by $673 million, increased Net derivative losses by $1,095 million, and decreased the Amortization of DAC, net by $286 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $160 million and decreased Net income (loss) by approximately $131 million.

Accounting and Consolidation of VIEs

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company’s original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm’s length.

If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity (“VOE”) model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity’s kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2017, the Company held approximately $1,131 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,186 million. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,131 million and approximately $734 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company’s consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

Included in the Company’s consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company’s consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company’s consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund’s own liabilities.

As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company’s maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

Assumption Updates and Model Changes

Assumption Updates and Model Changes

In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders’ benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders’ benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders’ benefits by $277 million, decreased amortization of DAC by $112 million, decreased policy charges and fee income by $85 million, increased the fair value of our GMIB reinsurance asset by $504 million and decreased the fair value of the GMIB NLG liability by $457 million. This resulted in an increase in Income (loss) from operations, before income taxes of $711 million and increased Net income by approximately $462 million.

In 2016, the Company made several assumption updates and model changes, including the following: (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life (“VISL”) products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products; and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased policyholders’ benefits by $117 million, increased the amortization of DAC by $201 million, increased policy charges and fee income by $54 million, decreased income (loss) from operations, before income taxes of $30 million and decreased Net income by approximately $20 million.

In 2015, the Company made several assumption updates, including the following: (1) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees, which. increased expected future claim costs, the fair value of the GMxB derivative features liability, and the fair value of the GMIB reinsurance contract asset; (2) lowered the expectation of GMIB election rates for certain ages based on emerging experience which decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost and the GMxB derivative features liability; updated the RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0% based upon the Company’s current expectations of interest rates and future fund growth. The impact of these assumption updates in 2015 was a net decrease in the fair value of the GMIB reinsurance contract asset of $407 million, an increase in the GMDB/GMIB reserves of $328 million, an increase in the GMxB derivative features liability of $887 million, an increase in VISL reserves of $29 million, a decrease in the amortization of DAC of $173 million and $34 million decrease in policy charges and fee income. This resulted in a decrease to Income (loss) from operations, before income taxes of $1,511 million and decreased Net income by approximately $982 million.

In 2015, the Company announced it would raise cost of insurance (“COI”) rates for certain UL policies. AXA Equitable Life Insurance Company (“AXA Equitable Life”) and U.S. Financial Life Insurance Company (“USFL”) raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. The AXA Equitable Life COI rate increase is larger than the increase that previously had been anticipated in management’s reserve assumptions. As a result of these rate increases, management updated its assumptions to reflect the actual COI rate increases, resulting in a $73 million increase to the 2015 Net income.

Basis of Presentation

Basis of Presentation

The Unaudited Interim Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a basis consistent with reporting interim financial information in accordance with instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Intercompany balances and transactions have been eliminated.

In the opinion of management, all adjustments necessary for a fair statement of the financial position and results of operations have been made. All such adjustments are of a normal, recurring nature. Interim results are not necessarily indicative of the results that may be expected for the full year. These financial statements should be read in conjunction with the Company’s Consolidated Financial Statements for the year ended December 31, 2017 included in Holdings’ prospectus dated May 9, 2018 filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, on May 11, 2018 (the “Prospectus”).

Revenue Recognition

Revenue Recognition

Investment Management and Service Fees and Related Expenses

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment advisory and service fees, distribution revenues, and institutional research services revenues principally emerging from the Investment Management and Research segment. Also included are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“AXA Equitable FMG”) and reported in the Individual Retirement, Group Retirement and Protection Solutions segments as well as certain asset-based fees associated with insurance contracts.

Investment management, advisory, and service fees

AB provides asset management services by managing customer assets and seeking to deliver returns to investors. Similarly, AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Certain investment advisory contracts of AB, including those associated with hedge funds or other alternative investments, provide for a performance-based fee (including carried interest), in addition to a base advisory fee, calculated either as a percentage of absolute investment results or a percentage of investment results in excess of a stated benchmark over a specified period of time. These performance-based fees are forms of variable consideration and, therefore, are excluded from the transaction price until it becomes probable there will not be significant reversal of the cumulative revenue recognized. At each reporting date, the Company evaluates constraining factors surrounding the variable consideration to determine the extent to which, if any, revenues associated with the performance-based fee can be recognized. Constraining factors impacting the amount of variable consideration included in the transaction price include contractual claw-back provisions, the length of time of the uncertainty, the number and range of possible amounts, the probability of significant fluctuations in the fund’s market value, and the level in which the fund’s value exceeds the contractual threshold required to earn such a fee and the materiality of the amount being evaluated. Prior to adoption of the new revenue recognition guidance on January 1, 2018, the Company recognized performance-based fees at the end of the applicable measurement period when no risk of reversal remained, and carried-interest distributions received as deferred revenues until no risk of reversal remained.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Research services

Research services revenue principally consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC (“SCB LLC”), Sanford C. Bernstein Limited (“SCBL”) and AB’s other sell side subsidiaries for providing equity research services to institutional clients. Brokerage commissions for trade execution services and related expenses are recorded on a trade-date basis when the performance obligations are satisfied. Generally, the transaction price is agreed upon at the point of each trade and based upon the number of shares traded or the value of the consideration traded. Research revenues are recognized when the transaction price is quantified, collectability is assured, and significant reversal of such revenue is not probable.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain AB sponsored mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

AB sponsored mutual funds offer back-end load shares in limited instances and charge the investor a contingent deferred sales charge (“CDSC”) if the investment is redeemed within a certain period. The variable consideration for these contracts is contingent upon the timing of the redemption by the investor and the value of the sales proceeds. Due to these constraining factors, the Company excludes the CDSC fee from the transaction price until the investor redeems the investment. Upon redemption, the cash consideration received for these contractual arrangements is recorded as a reduction of unamortized deferred sales commissions.

AB’s Luxembourg subsidiary, the management company for most of its non-U.S. funds, earns a management fee which is accrued daily and paid monthly, at an annual rate, based on the average daily net assets of the fund. With respect to certain share classes, the management fee also may contain a component paid to distributors and other financial intermediaries and service providers to cover shareholder servicing and other administrative expenses (also referred to as an “All-in-Fee”). Based on the conclusion that asset management is distinct from distribution, the Company allocates a portion of the investment and advisory fee to distribution revenues for the servicing component based on standalone selling prices.

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of shareholder servicing fees, mutual fund reimbursements, and other brokerage income.

Shareholder services, including transfer agency, administration, and record-keeping are provided by AB to company-sponsored mutual funds. The consideration for these services is based on a percentage of the NAV of the fund or a fixed-fee based on the number of shareholder accounts being serviced. The revenues are recorded at month-end when the constraining factors involved with determining NAV or the numbers of shareholders’ accounts are resolved.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Contract assets and liabilities

The Company applies the practical expedient for contracts that have an original duration of one year or less. Accordingly, the Company accrues the incremental costs of obtaining a contract when incurred and does not consider the time value of money. At September 30, 2018, there are no material balances of contract assets and contract liabilities; as such, no further disclosures are necessary.

Revision of Prior Period Financial Statements

Restatement and Revision of Prior Period Financial Statements

As described in the Prospectus, management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders’ benefit reserves for the Company’s life and annuity products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements as of and for the nine months ended September 30, 2017. Management included in the Prospectus summarized financial information for the restated consolidated balance sheets as of September 30, 2017 and the related consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for the nine months ended September 30, 2017 that reflect restatements related to these errors.

In addition, during the preparation of its third quarter financial statements, management identified errors in its previously issued financial statements. These errors primarily relate to the calculation of policyholders’ benefit reserves for the Company’s life and annuity products and the calculation of net derivative gains (losses) and DAC amortization for certain variable and interest sensitive life products. The impact of these additional errors identified in the current quarter were also corrected in the restated financial statements as of and for the nine months ended September 30, 2017.

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure the fair value of instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.